Accounts and Notes Receivable, Net - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Balance Sheet Components [Line Items]
Allowance for doubtful accounts	$ 9.9	$ 6.5
Bad Debt Expense Net Of Recoveries	5.1	5.4
Predecessor [Member]
Balance Sheet Components [Line Items]
Bad Debt Expense Net Of Recoveries			$ 0.2	$ 5.0